World Omni Auto Receivables Trust 2008-B Monthly Servicer Certificate November 30, 2008	Exhibit 99.1

Dates Covered
Collections Period	11/01/08 - 11/30/08
Interest Accrual Period	11/17/08 - 12/15/08
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/08	757,369,227.11	46,555
Yield Supplement Overcollateralization Amount at 10/31/08	16,031,172.98	0

Receivables Balance at 10/31/08	773,400,400.09	46,555
Principal Payments	18,585,850.93	496
Defaulted Receivables	1,883,326.40	82
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/08	15,343,723.77	0

Pool Balance at 11/30/08	737,587,498.99	45,977

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	844,948,876.89	48,396
Delinquent Receivables:
Past Due 31-60 days	13,649,167.83	771
Past Due 61-90 days	3,946,817.04	201
Past Due 91 + days	1,070,756.91	59

Total	18,666,741.78	1,031

Total 31+ Delinquent as % Ending Pool Balance	2.53%

Recoveries	743,436.45

Aggregate Net Losses—November 2008	1,139,889.95

Overcollateralization Target Amount	23,971,593.72

Actual Overcollateralization	23,971,593.72

Weighted Average APR, Yield Adjusted	8.51%

Weighted Average Remaining Term	58.02

Flow of Funds	$ Amount
Collections	23,778,581.72
Advances	63,759.93
Investment Earnings on Cash Accounts	48,205.02
Servicing Fee	(644,500.33)
Interest Rate Swap Receipt	0.00

Available Funds	23,246,046.34

Distributions of Available Funds
(1) Monthly Swap Payment Amount	143,397.22
(2) Class A Interest	2,378,902.63
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable Amount	19,138,821.96
(8) Remaining Amounts	1,584,924.53

Total Distributions of Available Funds	23,246,046.34

Servicing Fee	644,500.33
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	750,000,000.00
Original Class B	57,851,000.00

Total Class A & B
Note Balance @ 11/17/08	732,754,727.23
Principal Paid	19,138,821.96
Note Balance @ 12/15/08	713,615,905.27

Class A-1
Note Balance @ 11/17/08	110,903,727.23
Principal Paid	19,138,821.96
Note Balance @ 12/15/08	91,764,905.27
Note Factor @ 12/15/08	49.3359706%

Class A-2
Note Balance @ 11/17/08	240,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/08	240,000,000.00
Note Factor @ 12/15/08	100.0000000%

Class A-3a
Note Balance @ 11/17/08	134,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/08	134,000,000.00
Note Factor @ 12/15/08	100.0000000%

Class A-3b
Note Balance @ 11/17/08	65,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/08	65,000,000.00
Note Factor @ 12/15/08	100.0000000%

Class A-4
Note Balance @ 11/17/08	125,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/08	125,000,000.00
Note Factor @ 12/15/08	100.0000000%

Class B
Note Balance @ 11/17/08	57,851,000.00
Principal Paid	0.00
Note Balance @ 12/15/08	57,851,000.00
Note Factor @ 12/15/08	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,378,902.63
Total Principal Paid	19,138,821.96

Total Paid	21,517,724.59

Class A-1
Coupon	2.99840%
Interest Paid	258,637.35
Principal Paid	19,138,821.96

Total Paid to A-1 Holders	19,397,459.31

Class A-2
Coupon	4.13000%
Interest Paid	826,000.00
Principal Paid	0.00

Total Paid to A-2 Holders	826,000.00

Class A-3a
Coupon	5.13000%
Interest Paid	572,850.00
Principal Paid	0.00

Total Paid to A-3a Holders	572,850.00

Class A-3b
One-Month Libor	1.42250%
Coupon	2.77250%
Interest Paid	140,165.28
Principal Paid	0.00

Total Paid to A-3b Holders	140,165.28

Class A-4
Coupon	5.58000%
Interest Paid	581,250.00
Principal Paid	0.00

Total Paid to A-4 Holders	581,250.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.9447294
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.6910296

Total Distribution Amount	26.6357590

A-1 Interest Distribution Amount	1.3905234
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	102.8968923

Total A-1 Distribution Amount	104.2874157

A-2 Interest Distribution Amount	3.4416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	3.4416667

A-3a Interest Distribution Amount	4.2750000
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	4.2750000

A-3b Interest Distribution Amount	2.1563889
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	2.1563889

A-4 Interest Distribution Amount	4.6500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.6500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/08	167,790.88
Balance as of 11/30/08	231,550.81
Change	63,759.93

Reserve Fund
Balance as of 10/31/08	2,070,699.35
Investment Earnings	3,526.63
Prior Month’s Investment Earnings Paid	(4,583.65)
Withdrawal	0.00
Balance as of 11/30/08	2,069,642.33
Change	(1,057.02)

Reserve Fund Requirement	2,066,115.70